Submission	Jan. 28, 2026
Submission [Line Items]
Central Index Key	0000727510
Registrant Name	ENZON PHARMACEUTICALS, INC.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A